The RBB Fund, Inc.
615 East Michigan Street
Milwaukee, WI 53202

July 7, 2026

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:        The RBB Fund, Inc. (the “Company”)
1933 Act Registration File No. 033-20827
1940 Act Registration File No. 811-05518

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Company on behalf of the Boston Partners Small Cap Value Fund II, WPG Partners Small Cap Value Diversified Fund, Boston Partners All-Cap Value Fund, Boston Partners Long/Short Equity Fund, Boston Partners Long/Short Research Fund, Boston Partners Global Equity Fund and WPG Partners Select Small Cap Value Fund (the “Funds”) hereby certifies that the form of each of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated July 3, 2026 and filed electronically as Post-Effective Amendment No. 403 to the Company’s Registration Statement on Form N‑1A on July 2, 2026.

If you have any questions or require further information, please do not hesitate to contact the undersigned at edward.paz@usbank.com.

Sincerely,

/s/ Edward Paz
Edward Paz
Assistant Secretary

Enclosures

cc:    Steven Plump, The RBB Fund, Inc.
    James Shaw, The RBB Fund, Inc.
    Jillian L. Bosmann, Faegre Drinker Biddle & Reath LLP